Offerings - Offering: 1	Oct. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value EUR 0.025 per share
Amount Registered | shares	52,549,158
Proposed Maximum Offering Price per Unit	21.01
Maximum Aggregate Offering Price	$ 1,104,057,809.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 152,470.38
Offering Note	(1) The securities to be registered are ordinary shares, nominal value EUR 0.025 per share, of Criteo S.A. following its conversion (the "Conversion") from a French public limited company ("French Criteo"), without being dissolved, wound up or placed into liquidation, into a public limited liability company (societe anonyme) governed by the laws of the Grand Duchy of Luxembourg ("Lux Criteo"). Pursuant to the Conversion, each ordinary share of French Criteo, including shares represented by American Depositary Shares ("ADSs"), will be converted into one ordinary share of Lux Criteo. (2) Estimated in accordance with Rule 457(c) and Rule 457(f)(1) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the ADSs (each of which represents one ordinary share of French Criteo) on the Nasdaq Global Select Market on October 27, 2025 (such date being within 5 business days prior to the date of filing this registration statement).